Note 14 - Common Stock and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
14.
Common Stock and Additional Paid-In Capital:

(a) Common Stock:
During each of the
six
-month periods ended
June 30, 2019
and
2020,
the Company issued
299,200
shares at par value of
$0.0001
to Costamare Services pursuant to the Services Agreement (Note
3
). The fair value of such shares was calculated based on the closing trading price at the date of issuance. There were no
share-based payment awards outstanding during the
six
-month period ended
June 30, 2020.

On
July 6, 2016,
the Company implemented the Plan. The Plan offers holders of Company common stock the opportunity to purchase additional shares by having their cash dividends automatically reinvested in Company common stock. Participation in the Plan is optional, and shareholders who decide not
to participate in the Plan will continue to receive cash dividends, as declared and paid in the usual manner. During the year ended
December 31, 2019,
the Company issued
3,187,051
shares, at par value of
$0.0001
to its common stockholders, at an average price of
$5.8056
per share. During the
six
-month period ended
June 30, 2020
the Company issued
1,287,444
shares, at par value of
$0.0001
to its common stockholders, at an average price of
$6.2786
per share.

On
July 25, 2019,
2,883,015
shares of common stock
at par value of
$0.0001
were issued pursuant to the Share Purchase Agreement with York (Note
9
).

As of
June 30, 2020,
the aggregate
issued share capital was
120,719,340
common shares at par value of
$0.0001.

(b) Preferred Stock:
During the
six
-month period ended
June 30, 2020,
the Company repurchased and retired
95,574
preferred shares of all classes in the aggregate, at an average price of
$17.63
per share. The face value of the preferred shares were cleared from the Additional Paid-in Capital while the gain from this transaction, resulting as the difference between the fair value of the consideration paid and the carrying value of the preferred stock, was posted to retained earnings and added to net income to arrive at income available to common stockholders in the calculation of the earnings per share for the period (Note
15
).

(c) Additional Paid-in Capital:
The amounts shown in the accompanying consolidated balance sheets, as additional paid-in capital include: (i) payments made by the stockholders at various dates to finance vessel acquisitions in excess of the amounts of bank loans obtained, (ii) the difference between the par value of the shares issued in the Initial Public Offering in
November 2010
and the offerings in
March 2012,
October 2012,
August 2013,
January 2014,
May 2015,
December 2016,
May 2017
and
January 2018
and the net proceeds received from the issuance of such shares excluding the shares bought back during the six
-month period ended
June 30, 2020, (
iii) the difference between the par value and the fair value of the shares issued to Costamare Shipping and Costamare Services (Note
3
) and (iv) the difference between the par value of the shares issued under the Plan.

(d) Dividends declared and / or paid
: During the
six
-month period ended
June 30, 2019,
the Company declared and paid to its common stockholders
$0.10
per common share and, after accounting for shareholders participating in the Plan, the Company paid (i)
$6,580
in cash and issued
961,656
shares pursuant to the Plan for the
fourth
quarter of
2018
and (ii)
$6,867
in cash and issued
775,947
shares pursuant to the Plan for the
first
quarter of
2019.
During the
six
-month period ended
June 30, 2020,
the Company declared and paid to its common stockholders
$0.10
per common share and, after accounting for shareholders participating in the Plan, the Company paid (i)
$6,762
in cash and issued
649,928
shares pursuant to the Plan for the
fourth
quarter of
2019
and (ii)
$9,061
in cash and issued
637,516
shares pursuant to the Plan for the
first
quarter of
2020.

During the
six
-month period ended
June 30, 2019,
the Company declared and paid to its holders of Series B Preferred Stock (i)
$953
or
$0.476563
per share for the period from
October 15, 2018
to
January 14, 2019
and (ii)
$953
or
$0.476563
per share for the period from
January 15, 2019
to
April 14, 2019.
During the
six
-month period ended
June 30, 2020,
the Company declared and paid to its holders of Series B Preferred Stock (i)
$953
or
$0.476563
per share for the period from
October 15, 2019
to
January 14, 2020
and (ii)
$953
or
$0.476563
per share for the period from
January 15, 2020
to
April 14, 2020.

During the
six
-month period ended
June 30, 2019,
the Company declared and paid to its holders of Series C Preferred Stock (i)
$2,125
or
$0.531250
per share for the period from
October 15, 2018
to
January 14, 2019
and (ii)
$2,125
or
$0.531250
per share for the period from
January 15, 2019
to
April 14, 2019.
During the
six
-month period ended
June 30, 2020,
the Company declared and paid to its holders of Series C Preferred Stock (i)
$2,125
or
$0.531250
per share for the period from
October 15, 2019
to
January 14, 2020
and (ii)
$2,125
or
$0.531250
per share for the period from
January 15, 2020
to
April 14, 2020.

During the
six
-month period ended
June 30, 2019,
the Company declared and paid to its holders of Series D Preferred Stock (i)
$2,188
or
$0.546875
per share for the period from
October 15, 2018
to
January 14, 2019
and (ii)
$2,188
or
$0.546875
per share for the period from
January 15, 2019
to
April 14, 2019.
During the
six
-month period ended
June 30, 2020,
the Company declared and paid to its holders of Series D Preferred Stock (i)
$2,188
or
$0.546875
per share for the period from
October 15, 2019
to
January 14, 2020
and (ii)
$2,188
or
$0.546875
per share for the period from
January 15, 2020
to
April 14, 2020.

During the
six
-month period ended
June 30, 2019,
the Company declared and paid to its holders of Series E Preferred Stock (i)
$2,551
or
$0.554688
per share for the period from
October 15, 2018
to
January 14, 2019
and (ii)
$2,551
or
$0.554688
per share for the period from
January 15, 2019
to
April 14, 2019.
During the
six
-month period ended
June 30, 2020,
the Company declared and paid to its holders of Series E Preferred Stock (i)
$2,551
or
$0.554688
per share for the period from
October 15, 2019
to
January 14, 2020
and (ii)
$2,551
or
$0.554688
per share for the period from
January 15, 2020
to
April 14, 2020.